Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 09, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2020
Prospectus Date	rr_ProspectusDate	Sep. 10, 2020
American Century ETF Trust | Avantis Core Fixed Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® Core Fixed Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable. The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, as calculated by the manager. Duration is used to assess the sensitivity of a security’s price to changes in interest rates.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk - During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk - The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivatives Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•	Currency Risk - The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

•
Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

•
Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

•
Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis Core Fixed Income ETF | Avantis Core Fixed Income ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVIG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
American Century ETF Trust | Avantis Core Municipal Fixed Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® Core Municipal Fixed Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal fixed income securities with interest payments exempt from federal income tax. A municipal fixed income security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. Municipal securities include revenue bonds, general obligation bonds, municipal lease obligations, and industrial development bonds. The fund may use derivatives, such as futures contracts or swap agreements, to gain or limit exposures. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment basis.
The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the S&P National AMT-Free Municipal Bond index, as calculated by the manager. The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Municipal Securities Risk - Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID -19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

•
Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

•
Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

•
Tax Risk - Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.

•
Liquidity Risk - During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

•
Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•
Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis Core Municipal Fixed Income ETF | Avantis Core Municipal Fixed Income ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVMU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
American Century ETF Trust | Avantis Short-Term Fixed Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® Short-Term Fixed Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund expects to maintain a weighted average maturity of three years or less. The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk - During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk - The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivatives Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•	Currency Risk - The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

•
Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

•
Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

•
Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis Short-Term Fixed Income ETF | Avantis Short-Term Fixed Income ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVSF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
American Century ETF Trust | Avantis Core Fixed Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® Core Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable. The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, as calculated by the manager. Duration is used to assess the sensitivity of a security’s price to changes in interest rates.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk - During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk - The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivatives Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•	Currency Risk - The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

•
Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis Core Fixed Income Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVIGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
American Century ETF Trust | Avantis Core Municipal Fixed Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® Core Municipal Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal fixed income securities with interest payments exempt from federal income tax. A municipal fixed income security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. Municipal securities include revenue bonds, general obligation bonds, municipal lease obligations, and industrial development bonds. The fund may use derivatives, such as futures contracts or swap agreements, to gain or limit exposures. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment basis.
The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the S&P National AMT-Free Municipal Bond index, as calculated by the manager. The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Municipal Securities Risk - Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID -19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

•
Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

•
Tax Risk - Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.

•
Liquidity Risk - During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•
Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis Core Municipal Fixed Income Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVMUX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
American Century ETF Trust | Avantis Short-Term Fixed Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® Short-Term Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund expects to maintain a weighted average maturity of three years or less. The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

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Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

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Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

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Liquidity Risk - During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

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Prepayment Risk - The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

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Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Derivatives Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•	Currency Risk - The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

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Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis Short-Term Fixed Income Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVSFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Other expenses are based on estimated amounts for the current fiscal year.
[5]	Other expenses are based on estimated amounts for the current fiscal year.
[6]	Other expenses are based on estimated amounts for the current fiscal year.